SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended
	Sep. 30, 2013 Enping City Bi Tao A Power Prawn Culture Development Co Limited [Member]	Dec. 31, 2012 Enping City Bi Tao A Power Prawn Culture Development Co Limited [Member]	Sep. 30, 2013 Jiangmen Hang Meiji Cattle Farm Development Co Limited [Member]	Dec. 31, 2012 Jiangmen Hang Meiji Cattle Farm Development Co Limited [Member]	Sep. 30, 2013 Hunan Shenghua Power Agriculture Co Limited [Member]	Dec. 31, 2012 Hunan Shenghua Power Agriculture Co Limited [Member]	Sep. 30, 2013 Jiang Men City Power Fishery Development Co Limited [Member]	Dec. 31, 2012 Jiang Men City Power Fishery Development Co Limited [Member]	Sep. 30, 2013 Capital Award Inc [Member]	Dec. 31, 2012 Capital Award Inc [Member]	Sep. 30, 2013 Capital Stage Inc [Member]	Dec. 31, 2012 Capital Stage Inc [Member]	Sep. 30, 2013 Capital Hero Inc [Member]	Dec. 31, 2012 Capital Hero Inc [Member]	Sep. 30, 2013 Tri Way Industries Limited [Member]	Dec. 31, 2012 Tri Way Industries Limited [Member]	Sep. 30, 2013 Jhst [Member]	Dec. 31, 2012 Jhst [Member]	Sep. 30, 2013 Power Agro Agriculture Development Limited [Member]	Dec. 31, 2012 Power Agro Agriculture Development Limited [Member]	Sep. 30, 2013 MEIJI [Member]	Dec. 31, 2012 MEIJI [Member]	Nov. 27, 2007 MEIJI [Member]	Sep. 05, 2007 MEIJI [Member]	Jul. 18, 2011 Sjap [Member]	Sep. 30, 2013 Sjap [Member] Variable Interest Entity [Member]	Dec. 31, 2012 Sjap [Member] Variable Interest Entity [Member]
Entity Incorporation, State Country Name	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	Belize	Belize	Belize	Belize	Belize	Belize	Hong Kong, PRC	Hong Kong, PRC	PRC	PRC	Macau, PRC	Macau, PRC	Macau, PRC	Macau, PRC				PRC	PRC
Noncontrolling Interest, Ownership Percentage by Parent	25.00%	25.00%																								45.00%	45.00%
Equity Method Investment Indirect Ownership Percentage			75.00%	75.00%	50.00%	50.00%	75.00%	75.00%			100.00%	100.00%	100.00%	100.00%
Equity Method Investment, Ownership Percentage					26.00%	26.00%			100.00%	100.00%					100.00%	100.00%	75.00%	75.00%	100.00%	100.00%	100.00%	100.00%	75.00%	75.00%	50.00%
Subsidiary or Equity Method Investee, Nature of Operations									Fishery development and holder of A-Power Technology master license	Fishery development and holder of A-Power Technology master license.					Investment holding, holder of enzyme technology master license for manufacturing of livestock feed and bio-organic fertilizer and has not commenced its planned business of fish farm operations.	Investment holding, holder of enzyme technology master license for manufacturing of livestock feed and bio-organic fertilizer and has not commenced its planned business of fish farm operations.	Hylocereus Undatus Plantation ("HU Plantation").	Hylocereus Undatus Plantation ("HU Plantation").	Investment holding	Investment holding	Investment holding, cattle farm development, beef cattle and beef trading	Investment holding, cattle farm development, beef cattle and beef trading
Equity Method Investment, Description of Principal Activities	Prawn cultivation	Prawn cultivation	Beef cattle cultivation	Beef cattle cultivation	Manufacturing of organic fertilizer, livestock feed, and beef cattle and sheep cultivation, and plantation of crops and pastures	Manufacturing of organic fertilizer, livestock feed, and beef cattle and sheep cultivation, and plantation of crops and pastures	Fish cultivation	Fish cultivation			Dormant	Dormant	Dormant	Dormant
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE																										Manufacturing of organic fertilizer, livestock feed, and beef cattle and plantation of crops and pastures	Manufacturing of organic fertilizer, livestock feed, and beef cattle and plantation of crops and pastures